SHARE-BASED COMPENSATION - Summary of aggregate option activity (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Options - Beginning balance			11,437,000
Number of Options - Options granted		288,000
Number of Options - Options forfeited		(2,480,000)
Number of Option - Option Cancelled	2,377,000	(3,546,000)
Number of Options - Ending balance		5,699,000
Number of Options - Options exercisable		1,674,000
Number of Options - Options vested or expected to be vested		5,699,000
Weighted Average Exercise Price - Beginning balance		¥ 3.5
Weighted Average Exercise Price - Options granted
Weighted Average Exercise Price - Ending balance		3.5	¥ 3.5
Weighted Average Exercise Price - Options exercisable		3.5
Weighted Average Exercise Price - Options vested or expected to be vested		¥ 3.5
Weighted Average Remaining Contract Life - Options outstanding		2 years 6 months 3 days	3 years 6 months 18 days
Weighted Average Remaining Contract Life - Options exercisable		2 years 6 months 3 days
Weighted Average Remaining Contract Life - Options vested or expected to be vested		2 years 6 months 3 days
Aggregate Intrinsic Value - Options outstanding		¥ 189,093	¥ 357,993
Aggregate Intrinsic Value - Options exercisable		49,567
Aggregate Intrinsic Value - Options vested or expected to be vested		¥ 189,093